Investments (Tables)	12 Months Ended
Apr. 30, 2026
Investments accounted for using equity method [Abstract]
Disclosure of investment activity in associate [Table Text Block]
	Number of shares	Amount $	Value of common shares of VROY per quoted market price $
Addition of an associate	11,518,624	4,960	4,960
Share of loss of an associate		(1,002)
Deemed disposal gain		1,356
Effect of change in exchange rate		47
Balance as of April 30, 2025	11,518,624	5,361	15,178
Share of loss of an associate		(3,221)
Deemed disposal gain		5,157
Effect of change in exchange rate		74
Balance as of April 30, 2026	11,518,624	7,371	26,209

Disclosure of investment in equity instruments and warrants [Table Text Block]
	Equity investments $	Warrants Investments $
Balance as of April 30, 2025	240	-
Purchase of investments	1,064	826
Sale of investments	(111)	-
Change in fair value	2,471	312
Effect of change in exchange rate	4	-
Balance as of April 30, 2026	3,668	1,138